Note 6 - Other Assets (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Accounts receivable	$3,070	$3,774	$3,750
Prepaid expenses and other	13,593	10,213	10,448
Property and equipment	6,833	6,868	6,872
Right-of-use assets	3,775	4,122	4,470
Deferred tax asset	2,269	2,128	2,315
Interest rate swap	103	-	-
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	10,275	9,363	9,151

	$46,625	$43,175	$43,713